Goodwill - Schedule of goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 MXN ($)
Schedule of goodwill [Abstract]
Goodwill additions	$ 22,634
Goodwill cost, Ending	$ 371,075